Decommissioning Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Decommissioning Liabilities [line items]
Estimated future cash expenditures	$ 227.8	$ 212.6
Discount rate used in net present value of expected future cash flows	1.50%	2.00%
Bottom of range [member]
Disclosure Of Decommissioning Liabilities [line items]
Discount rate used in current estimate of value in use	1.50%
Top of range [member]
Disclosure Of Decommissioning Liabilities [line items]
Discount rate used in current estimate of value in use	2.00%
Oyu Tolgoi [member]
Disclosure Of Decommissioning Liabilities [line items]
Estimated future cash expenditures	$ 20.8
Anticipated closure date	2055